Submission	Jul. 20, 2026
Submission [Line Items]
Central Index Key	0000720762
Registrant Name	NON INVASIVE MONITORING SYSTEMS INC /FL/
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES